Financial risk management and fair values (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Financial risk management and fair values
Carrying amount, Trade and other payables due to third parties	¥ 376,747	¥ 272,012
Contractual cash flow, Trade and other payables due to third parties	¥ 376,747	272,012
Carrying amount, Other payables due to related parties		156,709
Contractual cash flow, Other payables due to related parties		¥ 156,709